SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Noncontrolling interests (Details)	Mar. 31, 2022 USD ($)
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 1,976
We Healthy
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 1,976
We Healthy | Other investors
Noncontrolling Interest [Line Items]
Ownership interest held by Non-controlling interest shareholders	49.00%